Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands						6 Months Ended		12 Months Ended
	Apr. 15, 2020 shares	Feb. 10, 2020 CNY (¥) shares	Feb. 10, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) shares	Jan. 17, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Oct. 29, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Oct. 31, 2016 $ / shares
Statement Line Item [Line Items]
Ordinary shares, shares authorized							500,000,000	500,000,000		500,000,000
Voting rights						Each ordinary share is entitled to one vote	Each ordinary share is entitled to one vote	Each ordinary share is entitled to one vote
Ordinary shares, par value | $ / shares							$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from initial public offering						¥ 703,798	$ 99,616,000
Share price | $ / shares												$ 0.77
Collaboration Agreement with Everest [Member] | Everest Member [Member]
Statement Line Item [Line Items]
Shares issued upon conversion				6,078,571	6,078,571
American Depositary Shares [Member] | IPO [Member]
Statement Line Item [Line Items]
Number of share issued, ADS				7,407,400	7,407,400
Number of share issued, price per share | $ / shares					$ 14.00
Proceeds from initial public offering | $				$ 103,700,000	$ 104,000,000
American Depositary Shares [Member] | Over-Allotment Option [Member]
Statement Line Item [Line Items]
Number of share issued, ADS		8,175,750	8,175,750
Proceeds from initial public offering, net		¥ 697,788	$ 101,300,000
Proceeds from initial public offering | $			$ 114,500,000
Common Stock Shares Issuable			768,350
Share price | $ / shares			$ 14.00
American depository shares, common share equivalent		23	23
Director [Member]
Statement Line Item [Line Items]
Ordinary shares, shares authorized									800,000,000
Ordinary shares, par value | $ / shares									$ 0.0001
Common stock value authorized | $									$ 80,000,000
Series A Convertible Preferred Stock [Member]
Statement Line Item [Line Items]
Preferred stock, shares outstanding	30,227,056						0	30,227,056		30,227,056	21,865,233
Number of preferred shares converted to common shares	30,227,056
Series B Convertible Preferred Stock [Member]
Statement Line Item [Line Items]
Preferred stock, shares outstanding	23,288,783
Number of preferred shares converted to common shares	23,288,783
Convertible Preferred Stock Series B-1 Upon Conversion [Member]
Statement Line Item [Line Items]
Preferred stock, shares outstanding	3,714,580
Number of preferred shares converted to common shares	3,714,580
Convertible Preferred Stock Series B-2 [Member]
Statement Line Item [Line Items]
Temporary Shares Outstanding	3,301,849
Number of preferred shares converted to common shares	3,571,427
Series C Preferred Stock [Member]
Statement Line Item [Line Items]
Temporary Shares Outstanding	31,046,360
Number of preferred shares converted to common shares	34,420,469
Series C-1 Convertible Preferred Stock [Member]
Statement Line Item [Line Items]
Temporary Shares Outstanding	3,857,143
Number of preferred shares converted to common shares	4,537,814